Basis of Presentation of the Consolidated Financial Statements New Accounting Pronouncements - Additional Information (Detail) - CLP ($) $ in Thousands			12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2018
IFRS 9 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Charge to retained earnings net of tax		$ 3,411,631
IFRS 16 [Member] | IFRS Scenario, Forecast [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Increase in non-current and current liabilities	$ 29,162,000
Top of Range | IFRS 9 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Percentage of profit or loss			125.00%
Bottom of Range [Member] | IFRS 9 [Member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Percentage of profit or loss			80.00%